FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of credit risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Maximum exposure to credit risk	$ 61,282	$ 11,386
Cash
Credit risk
Maximum exposure to credit risk	11,934	3,854
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	1,295	806
Other accounts receivable
Credit risk
Maximum exposure to credit risk	2,166	711
FPA
Credit risk
Maximum exposure to credit risk	40,852	0
Contract assets
Credit risk
Maximum exposure to credit risk	$ 5,035	$ 6,015